LoCorr Investment Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

May 5, 2026

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	LoCorr Investment Trust (the “Trust”)
Registration Nos.: 333-171360 and 811-22509

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Dynamic Opportunity Fund, LoCorr Spectrum Income Fund, LoCorr Market Trend Fund, LoCorr Hedged Core Fund, and LoCorr Strategic Allocation Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in the recent amendment for the Trust dated May 1, 2026, and filed electronically as Post-Effective Amendment No. 87 to the Trust’s Registration Statement on Form N‑1A on April 29, 2026.

If you have any questions, please do not hesitate to contact the undersigned at (480) 964-6008 or ryan.charles1@usbank.com.

Sincerely,

/s/ Ryan Charles
Ryan Charles
Vice President
for U.S. Bank Global Fund Services,
as Administrator to the Trust